PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Net Periodic Pension Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Total	$ 147	$ 430	$ 435
Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	105	129	114
Past service cost - Plan amendments	31	6	4
Past service cost - Curtailments		2
Past service cost - Settlements			(26)
Net interest cost (income) on net DB liability (asset)	55	88	112
Total	191	225	204
United States | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	28	26
Past service cost - Plan amendments	0	(1)	0
Past service cost - Curtailments		2
Past service cost - Settlements			0
Net interest cost (income) on net DB liability (asset)	0	26	35
Total	1	55	61
Canada | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	29	25	21
Past service cost - Plan amendments	28	3	0
Past service cost - Curtailments		0
Past service cost - Settlements			0
Net interest cost (income) on net DB liability (asset)	14	13	19
Total	71	41	40
Brazil | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0	0	0
Past service cost - Plan amendments	0	0	2
Past service cost - Curtailments		0
Past service cost - Settlements			(26)
Net interest cost (income) on net DB liability (asset)	7	5	4
Total	7	5	(20)
Europe | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	69	64	58
Past service cost - Plan amendments	3	4	2
Past service cost - Curtailments		0
Past service cost - Settlements			0
Net interest cost (income) on net DB liability (asset)	12	21	32
Total	84	89	92
Other | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	6	12	9
Past service cost - Plan amendments	0	0	0
Past service cost - Curtailments		0
Past service cost - Settlements			0
Net interest cost (income) on net DB liability (asset)	22	23	22
Total	$ 28	$ 35	$ 31